Loan Receivable (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Loans receivable	$ 2,180,655		$ 2,180,655
Loan interest rate	6.09%
Debt Instrument Maturity Date	Dec. 31, 2019
Interest income		$ 132,000	$ 33,000